Oct. 01, 2018

USAA GROWTH AND TAX STRATEGY FUND
SUPPLEMENT DATED NOVEMBER 14, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018
AS SUPPLEMENTED NOVEMBER 7, 2018

This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth and Tax Strategy Fund (the Fund).

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Operating Expenses	0.62% (a)

(a) The expense information in the table has been restated to reflect current fees.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

99205-1118